Organization and Business Purpose - Additional Information (Detail)				3 Months Ended	6 Months Ended
	Dec. 06, 2019 USD ($)	Apr. 11, 2018 USD ($)	Jan. 09, 2018 USD ($)	Jun. 30, 2021 USD ($) INVESTMENT_IN_REAL_ESTATE INVESTMENT POSITION_IN_REAL_ESTATE_LOAN	Jun. 30, 2021 USD ($) INVESTMENT_IN_REAL_ESTATE INVESTMENT POSITION_IN_REAL_ESTATE_LOAN	Dec. 31, 2020 CLASS
Class of Stock [Line Items]
Offering of common stock				$ 8,973,469
Number of Classes Of Common Shares | CLASS						4
Proceeds from Issuance Initial Public Offering	$ 150,000,000.0
Number of Real Estate Properties | INVESTMENT_IN_REAL_ESTATE				5	5
Number Of Positions In Real Estate-Related Loans | POSITION_IN_REAL_ESTATE_LOAN				5	5
Capitalized investment by affiliate			$ 200,000
Number Of Investments In Floating-Rate Commercial Mortgage Backed Securities | INVESTMENT				7	7
Primary Offering [Member]
Class of Stock [Line Items]
Offering of common stock		$ 1,600,000,000
Maximum [Member] | Primary Offering [Member]
Class of Stock [Line Items]
Offering of common stock		1,600,000,000
Maximum [Member] | Distribution Reinvestment Plan [Member]
Class of Stock [Line Items]
Offering of common stock		$ 400,000,000	$ 400,000,000
Maximum [Member] | Follow-On Primary Offering
Class of Stock [Line Items]
Offering of common stock					$ 6,000,000,000
Maximum [Member] | Follow-On Distribution Reinvestment Plan Offering
Class of Stock [Line Items]
Offering of common stock					$ 1,500,000,000
Oaktree [Member]
Class of Stock [Line Items]
Proceeds from Issuance Initial Public Offering	$ 86,900,000